Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share

The following table shows the computation of basic and diluted earnings per share for the three months ended March 31, 2024 and 2023 in thousands, except share and per share amounts:

	Three Months Ended March 31,
	2024	2023
Numerator:
Net loss	$(6,379)	$(6,072)
Denominator:
Weighted average common shares outstanding - Basic	59,234,601	54,490,925
Dilutive effect of stock options, RSUs and warrants	—	—
Weighted average common shares outstanding - Diluted	59,234,601	54,490,925
Basic loss per share	$(0.11)	$(0.11)
Diluted loss per share (1)	$(0.11)	$(0.11)

(1)
There were 17,680,187 warrants, 313,334 options, and 5,965,022 RSUs outstanding at March 31, 2024 and there were 17,134,458 warrants, 470,668 options, and 4,463,757 RSUs outstanding at March 31, 2023. The Company excluded the warrants, options and RSUs from the calculation of diluted EPS for the years ended March 31, 2024 and 2023 as inclusion would have an anti-dilutive effect.

The following table shows the computation of basic and diluted earnings per share:

	December 31, 2023	December 31, 2022
Numerator:
Net income (loss)	$(21,010,541)	$(15,820,997)
Denominator:
Weighted average common shares outstanding - Basic	56,763,879	52,074,647
Dilutive effect of stock options, RSUs and warrants	—	—

Weighted average common shares outstanding - Diluted	56,763,879	52,074,647

Basic loss per share	$(0.37)	$(0.30)
Diluted loss per share (1)	$(0.37)	$(0.30)

(1) There were 22,518,894 warrants, 470,668 options, and 5,056,270 RSUs outstanding at December 31, 2023 and there were 19,633,911 warrants, 820,668 options, and 3,293,337 RSUs outstanding at December 31, 2022. The Company excluded the warrants, options and RSUs from the calculation of diluted EPS for the years ended December 31, 2023 and 2022 as inclusion would have an anti-dilutive effect.